UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2010
	Principal Amount/Shares
Corporate Bonds - 71.4% (1)		Fair Value
Crude/Refined Products Pipelines - 2.0% (1)
Canada - 2.0% (1)
Gibson Energy ULC/GEP Midstream Finance Corp., 10.000%, 01/15/2018	$3,250,000	$3,185,000

Natural Gas/Natural Gas Liquids Pipelines - 18.6% (1)
Canada - 3.4% (1)
TransCanada Pipelines Limited, 6.350%, 05/15/2067	6,000,000	5,476,440
United States - 15.2% (1)
El Paso Corp., 12.000%, 12/12/2013	4,000,000	4,820,000
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020 (2)	500,000	536,662
Midcontinent Express Pipeline LLC, 6.700%, 09/15/2019 (2)	6,000,000	6,538,236
NGPL PipeCo LLC, 7.119%, 12/15/2017 (2)	3,000,000	3,193,725
Southern Star Central Corp., 6.750%, 03/01/2016	2,745,000	2,765,588
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016 (2)	2,000,000	2,075,000
Southern Union Co., 7.600%, 02/01/2024	3,500,000	4,216,985
		29,622,636
Natural Gas Gathering/Processing - 6.2% (1)
United States - 6.2% (1)
DCP Midstream LLC, 9.750%, 03/15/2019 (2)	4,000,000	5,313,528
Enogex LLC, 6.250%, 03/15/2020 (2)	4,000,000	4,511,592
		9,825,120
Oil and Gas Exploration and Production - 5.7% (1)
United States - 5.7% (1)
Chesapeake Energy Corp., 7.250%, 12/15/2018	2,000,000	2,090,000
Encore Acquisition Co., 9.500%, 05/01/2016	1,500,000	1,635,000
Newfield Exploration Co., 7.125%, 05/15/2018	1,000,000	1,046,250
Pioneer Natural Resources Co., 6.875%, 05/01/2018	1,000,000	1,044,957
Plains Exploration & Production Co., 10.000%, 03/01/2016	3,000,000	3,285,000
		9,101,207
Oilfield Services - 2.1% (1)
United States - 2.1% (1)
Pride International, Inc., 8.500%, 06/15/2019	3,000,000	3,397,500

Power/Utility - 34.8% (1)
United States - 34.8% (1)
CenterPoint Energy, Inc., 6.500%, 05/01/2018	4,000,000	4,617,188
CMS Energy Corp., 8.750%, 06/15/2019	4,185,000	4,905,297
Dominion Resources, Inc., 8.375%, 06/15/2064	183,000	5,277,720
FPL Group Capital, Inc., 6.650%, 06/15/2067	1,029,000	977,550
Illinois Power Co., 9.750%, 11/15/2018	2,000,000	2,692,010
Integrys Energy Group, Inc., 6.110%, 12/01/2066	3,750,000	3,393,750
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (2)	2,000,000	2,090,000
NiSource Finance Corp., 10.750%, 03/15/2016	3,500,000	4,585,865
North American Energy Alliance LLC, 10.875%, 06/01/2016 (2)	2,800,000	3,024,000
NRG Energy, Inc., 8.500%, 06/15/2019	6,000,000	6,165,000
PPL Capital Funding, Inc., 6.700%, 03/30/2067	6,000,000	5,625,000
Sierra Pacific Resources, 6.750%, 08/15/2017	3,000,000	3,095,472
Source Gas, LLC, 5.900%, 04/01/2017 (2)	5,770,000	5,760,808
Wisconsin Energy Corp., 6.250%, 05/15/2067	3,450,000	3,260,250
		55,469,910
Refining - 2.0% (1)
United States - 2.0% (1)
Holly Corp., 9.875%, 06/15/2017	3,000,000	3,150,000

Total Corporate Bonds (Cost $106,338,463)		113,751,373

Master Limited Partnerships and Related Companies - 48.5% (1)

Crude/Refined Products Pipelines - 25.1% (1)
United States - 25.1% (1)
Buckeye Partners, L.P.	25,300	$1,544,818
Enbridge Energy Management, L.L.C. (3)	284,076	15,075,900
Holly Energy Partners, L.P.	27,549	1,377,450
Kinder Morgan Management, LLC (3)(4)	275,683	16,284,619
Magellan Midstream Partners, L.P.	19,400	940,124
NuStar Energy L.P.	32,600	1,857,874
Plains All American Pipeline, L.P.	16,500	990,660
Sunoco Logistics Partners L.P.	26,481	1,960,918
		40,032,363
Natural Gas/Natural Gas Liquids Pipelines - 12.2% (1)
United States - 12.2% (1)
Boardwalk Pipeline Partners, LP	120,000	3,667,200
Duncan Energy Partners L.P.	101,700	2,821,158
Energy Transfer Equity, L.P.	27,809	966,363
Energy Transfer Partners, L.P.	107,700	4,920,813
Enterprise Products Partners L.P.	33,600	1,242,192
Niska Gas Storage Partners LLC	6,866	129,630
ONEOK Partners, L.P.	66,600	4,582,080
Williams Partners, L.P.	6,000	252,660
Williams Pipeline Partners L.P.	23,645	753,330
		19,335,426
Natural Gas Gathering/Processing - 6.6% (1)
United States - 6.6% (1)
Copano Energy, L.L.C.	93,200	2,341,184
DCP Midstream Partners, LP	85,200	2,705,952
MarkWest Energy Partners, L.P.	56,700	1,889,244
Regency Energy Partners, L.P.	10,600	252,068
Targa Resources Partners L.P.	132,417	3,348,826
		10,537,274
Propane Distribution - 4.6% (1)
United States - 4.6% (1)
Inergy, L.P.	197,500	7,354,900

Total Master Limited Partnerships and Related Companies (Cost $55,504,052)		77,259,963

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Government Portfolio - Class I, 0.06% (5) (Cost $66,481)	66,481	$66,481

Total Investments - 119.9% (1) (Cost $161,908,996)		191,077,817

Long-Term Debt Obligations - (12.5%) (1)		(20,000,000)

Interest Rate Swap Contracts - (0.7%) (1)

$27,000,000 notional - Unrealized Depreciation		(1,078,512)
Other Assets and Liabilities - (6.7%) (1)		(10,637,346)

Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$159,361,959

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)		Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $33,043,551, which represents 20.7% of net assets.
(3) Security distributions are paid-in-kind.
(4)		All or a portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts.
(5) Rate indicated is the current yield as of August 31, 2010.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2010.  These assets and liabilities are measured on a recurring basis.

	Fair Value at
Description	August 31, 2010	Level 1	Level 2	Level 3
Assets Debt Securities:
Corporate Bonds(a)	$113,751,373	$5,277,720	$108,473,653	$-
Total Debt Securities	113,751,373	5,277,720	108,473,653	-
Equity Securities:
Master Limited Partnerships and Related Companies(a)	77,259,963	77,259,963	-	-
Total Equity Securities	77,259,963	77,259,963	-	-
Other:
Short-Term Investment(b)	66,481	66,481	-	-
Total Other	66,481	66,481	-	-
Total Assets	$191,077,817	$82,604,164	$108,473,653	$-
Liabilities Interest Rate Swap Contracts	$1,078,512	$-	$1,078,512	$-
Total	$189,999,305	$82,604,164	$107,395,141	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2010.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

Some debt securities are fair valued using a market value obtained from an approved pricing service which utilizes a pricing matrix based upon yield data for securities with similar characteristics or from a direct written broker-dealer quotation from a dealer who has made a market in the security.  This pricing methodology applies to the Company’s Level 2 assets.

Interest rate swap contracts are valued by using industry-accepted models which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, which applies to the Company’s Level 2 liabilities.

There were no transfers between levels for the period from December 1, 2009 through August 31, 2010.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the principal amount, acquisition date(s), acquisition cost, fair value and the percent of net assets which the securities comprise at August 31, 2010.

Company	Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value	Fair Value as Percent of Net Assets

DCP Midstream LLC,
9.750%, 03/15/2019	$4,000,000	08/07/09-08/27/09	$4,769,350	$5,313,528	3.3%
Enogex LLC,
6.250%, 03/15/2020	4,000,000	02/26/10-04/22/10	4,118,593	4,511,592	2.8
IPALCO Enterprises, Inc.,
7.250%, 04/01/2016	2,000,000	11/03/09	2,015,000	2,090,000	1.3
Midcontinent Express Pipelines, LLC,
6.700%, 09/15/2019	6,000,000	09/09/09-03/02/10	6,055,570	6,538,236	4.1
NGPL PipeCo, LLC,
7.119%, 12/15/2017	3,000,000	07/29/10	3,195,000	3,193,725	2.0
North American Energy Alliance LLC,
10.875%, 06/01/2016	2,800,000	09/24/09-10/08/09	2,895,000	3,024,000	1.9
Panhandle Eastern Pipe Line Co., LP,
5.450%, 07/15/2020	500,000	07/08/10	499,130	536,662	0.4
Source Gas, LLC,
5.900%, 04/01/2017	5,770,000	04/21/10	5,544,521	5,760,808	3.6
Southern Star Central Gas Pipeline, Inc.,
6.000%, 06/01/2016	2,000,000	08/24/09	1,970,000	2,075,000	1.3
			$31,062,164	$33,043,551	20.7%

As of August 31, 2010, the aggregate cost of securities for federal income tax purposes was $160,017,454.  The aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $31,060,363, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0 and the net unrealized appreciation was $31,060,363.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 28, 2010	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 28, 2010	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 28, 2010	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer